OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2010
OTHER LONG-TERM ASSETS
OTHER LONG-TERM ASSETS

NOTE 9. OTHER LONG-TERM ASSETS

          Other assets at each respective period consisted of the following:

	December 31, 2010	December 31, 2009
	(in thousands)
Long-term franchise notes receivables	$3,520	$2,646
Long-term deposit	619	517
Other	1,628	1,169

	$5,767	$4,332

          Annual maturities of the Company's long term and current (see current portion in Note 6, "Prepaids and Other Current Assets") franchise notes receivable at December 31, 2010 are as follows:

Years ending December 31,	Receivables
(in thousands)
2011	$976
2012	1,052
2013	1,072
2014	935
Thereafter	461

Total	$4,496